Average Annual Total Returns			12 Months Ended	60 Months Ended	78 Months Ended	120 Months Ended
		Dec. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
TCW Senior Loan ETF
Prospectus [Line Items]
Average Annual Return, Percent			9.09%	4.97%		4.40%
TCW Senior Loan ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.37%	2.51%		2.31%
TCW Senior Loan ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.30%	2.72%		2.43%
TCW Senior Loan ETF | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		2.04%	0.06%		1.73%
TCW Senior Loan ETF | Morningstar LSTA U.S. Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		8.95%	5.86%		5.15%
TCW Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			2.19%	0.65%	3.11%
Performance Inception Date		Jun. 29, 2018
TCW Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.58%	(0.94%)	1.16%
TCW Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.28%	(0.15%)	1.59%
TCW Corporate Bond ETF | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]		1.25%	(0.33%)	1.30%
TCW Corporate Bond ETF | Bloomberg U.S. Corporate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]		2.13%	0.30%	2.48%

[1]	The Bloomberg U.S. Universal Index measures the performance of USD-denominated, taxable bonds that are rated either investment grade or high-yield. It represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index.
[2]	The Morningstar LSTA U.S. Leveraged Loan Index is a market-value weighted index designed to measure the performance of the U.S. leveraged loan market.
[3]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.
[4]	The Bloomberg U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD denominated securities publicly issued by US and non-US industrial, utility, and financial issuers. The index is a component of the Bloomberg U.S. Credit and Bloomberg U.S. Aggregate Indices, and provided the necessary inclusion rules are met, Bloomberg U.S. Corporate Index securities also contribute to the multi-currency Bloomberg Global Aggregate Index.